EQUITY (Details 1) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2009
Range of Exercise Price - Minimum	$ 2	$ 2
Range of Exercise Price - Maximum	$ 18	$ 18
Number Outstanding	641,385	441,385	641,385	641,385	125,385
Weighted Average Remaining Life in Years	7 years 6 months 21 days	7 years 10 months 16 days
Weighted Average Exercise Price	$ 4.82	$ 4.8			$ 1,160
Number Exercisable	597,635	361,885
Weighted Average Exercise Price Exercisable Options	$ 5.02	$ 5.2
Weighted Average Remaining Life in Years Exercisable Options	7 years 10 months 27 days	8 years 9 months 18 days